Net Loss Per Share Applicable to Common Shareholders (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Net loss applicable to common shareholders	$ (2,936,129)	$ (3,885,262)
Weighted average common shares outstanding	105,177,272	45,248,520
Basic and diluted	$ (0.03)	$ (0.09)